Income Taxes Income Taxes - Summary of Net Operating Loss and Tax Credits Carryforwards (Details) (USD $) In Millions, unless otherwise specified	Feb. 28, 2015
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	$ 342
Capital Loss Carryforward	23
Research and development tax credit	272
Minimum Taxes	264
Tax Year 2026 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	3
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	0
Tax Year 2028 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	2
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	0
Tax Year 2029 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	15
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	1
Tax Year 2030 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	109
Tax Year 2031 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	28
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	127
Tax Year 2032 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	0
Minimum Taxes	27
Tax Year 2033 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	119
Minimum Taxes	0
Tax Year 2034 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	0
Research and development tax credit	111
Minimum Taxes	0
Tax Year 2035 [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	294
Capital Loss Carryforward	0
Research and development tax credit	42
Minimum Taxes	0
Tax Year, Indefinite [Member]
Tax Credit Carryforward [Line Items]
Operating Loss Carryforwards	0
Capital Loss Carryforward	23
Research and development tax credit	0
Minimum Taxes	$ 0